Loans Payable (Detail) - Schedule of Loans Payable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term loan	$ 15,000
Short-term loan - related party	130,000
Total	145,000
Senior Secured Revolving Note	844,040
Less: unamortized debt issuance costs	(233,269)
Net carrying value	610,771
Total	$ 755,771